Offsets	Mar. 04, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
File Number	001-15059
Initial Filing Date	Mar. 04, 2025
Fee Offset Claimed	$ 409,470.42
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Nordstrom, Inc.
File Number	001-15059
Filing Date	Mar. 04, 2025
Fee Paid with Fee Offset Source	$ 409,470.42
Explanation for Claimed Amount	Nordstrom, Inc. previously paid $409,470.42 upon the filing of its Schedule 14A on March 4, 2025 in connection with the transaction reported hereby.